Failed sale leaseback arrangements - Property and financial obligations, sale leaseback arrangements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Sale and lease back transaction book value, net	$ 124,708	$ 143,923
Accumulated depreciation	76,100	59,100
Financial obligations:
Financial obligations - current	7,238	7,208
Financial obligations - net of current	202,901	201,687
Total financial obligations	$ 210,139	$ 208,895